Associates and Joint Ventures - Breakdown of Key Financial Highlights (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Joint Ventures And Associates [Line Items]
Assets	€ 109,213	€ 105,051
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Group’s share in equity	28,684	18,260	€ 25,450	€ 26,980
Goodwill	16,519	17,044
Carrying amount in the Telefónica Group	247	€ 97
Prosegur Soluciones S.A.U. | Movistar Prosegur Alarmas, S.L.
Disclosure Of Joint Ventures And Associates [Line Items]
Assets	224
Liabilities	202
Net assets	22
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Assets	146
Liabilities	38
Net assets	€ 108
Proportion of ownership interest in joint venture (as a percent)	50.00%
Group’s share in equity	€ 65
Goodwill	198
Carrying amount in the Telefónica Group	€ 263